NONCONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument amount	$ 2,900,000		$ 2,900,000		$ 2,900,000	$ 1,445,000
Debt instrument maturity date					Jan. 15, 2022
Notes payable, current portion	513,183		513,183		$ 307,685	846,749
Notes payable	410,959		410,959		868,959	426,645
Interest expense	23,393	$ 30,927	48,277	$ 62,449	122,456	131,750
Interest paid			50,249	$ 62,726	123,025	132,264
Debt carrying amount current portion	5,398,270		5,398,270		6,182,652	$ 9,353,721
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 924,142		$ 924,142		$ 1,176,644
Debt instrument rate	10.00%		10.00%		10.00%
Debt instrument maturity date					Jan. 15, 2022
Nonconvertible promissory notes [Member]
Debt Instrument [Line Items]
Debt carrying amount current portion	$ 200,000		$ 200,000		$ 200,000